BUSINESS DESCRIPTION, Economic Context (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022	Dec. 10, 2023 $ / $	Dec. 09, 2023 $ / $
General framework [Abstract]
Liquidation of foreign currency by agro-export sector | $		$ 20,000
Exchange rate (in Ps. per dollars) | $ / $				800	350
Percentage of monthly devaluation peso against U.S. dollars		2.00%
Decrease in GDP		1.40%
Cumulative increase in inflation rate		211.40%
Percentage of population living in poverty		40.20%
Official exchange rate (BNA selling rate) | $ / shares		$ 808.45
Exchange rate gap		125.00%
Percentage of gap with blue chip swap dollar		20.00%
Primary fiscal deficit accelerated		3.00%
Tax regulations [Abstract]
Percentage of tax on personal, cultural and recreational services		30.00%
Percentage of tax for importation of luxury goods		30.00%
Percentage of tax for technical, legal, accounting, managerial services, business services in general, charges for use of intellectual property, advertising, engineering, audiovisual services, among others		25.00%
Percentage of tax for import or export operations of goods		17.50%	7.50%
Percentage of tax for merchandise		17.50%	7.50%
Percentage of tax to be paid for acquisition of goods of final payment		95.00%
Percentage of tax to be paid at the time of accessing MULC for acquisition of goods of final payment		5.00%
Export settlement [Abstract]
Percentage of value of exports in foreign currency	75.00%	80.00%
Percentage of value of exports in pesos	25.00%	20.00%